Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (Note 21)	$ 27,883	$ 58,410
Cost of sales (Note 22)	(31,239)	(56,724)
Depletion and amortization (Note 9)	(7,973)	(13,338)
Care and maintenance costs	(5,947)	(438)
Corporate general and administrative (Note 23)	(9,134)	(9,711)
Transaction costs (Note 6)	(23)	(3,467)
Exploration costs	(4,639)	(2,552)
Accretion on decommissioning provision	(166)	(210)
Interest and financing expense	(253)	(1,790)
Foreign exchange gain (loss)	546	(51)
Gain on disposal of assets (Note 9)	37
Gain (loss) on derivative instruments (Note 11 and 26)	(160)	(2,457)
Gain on derivative warrant liability		46
Loss before income taxes	(31,068)	(32,282)
Income tax recovery (expense) (Note 24)	1,002	(1,958)
Net loss	(30,066)	(34,240)
Attributable to:
Shareholders of the Company	(25,153)	(32,653)
Non-controlling interests	(4,913)	(1,587)
Net loss	(30,066)	(34,240)
Items that will not be reclassified to net loss
Actuarial loss on post-employment benefit obligations	(2,529)	(1,792)
Deferred income taxes	(741)	741
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	147	154
Other comprehensive loss	(3,123)	(897)
Comprehensive loss	(33,189)	(35,137)
Attributable to:
Shareholders of the Company	(26,968)	(33,550)
Non-controlling interests	(6,221)	(1,587)
Comprehensive loss	$ (33,189)	$ (35,137)
Loss per share attributable to shareholders of the Company
Basic and diluted	$ (0.24)	$ (0.46)
Weighted average number of common shares outstanding
Basic and diluted (Note 19)	103,941,184	71,421,798